Accounting Standards and Basis of Preparation - Summary of Sensitivity Analysis for Macroeconomic Scenarios (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Gross carrying amount	$ 77,208,464	$ 87,108,670	$ 69,996,876
Reported ECL Coverage	6.01%
Favorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL Allowance	$ 4,935,454
Reported ECL Coverage	6.01%
Unfavorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL Allowance	$ 4,939,083
Reported ECL Coverage	6.01%
Allowance for loan losses [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL Allowance	$ 4,936,275
Gross carrying amount [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Gross carrying amount	$ 82,144,739	$ 91,734,281		$ 73,441,683